Schedule II - Valuation and Qualifying Accounts (Detail) (Allowance for Doubtful Accounts [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowance, Balance at Beginning of Period	$ 35,288	$ 23,583	$ 20,830
Valuation allowance, Charged to Costs and Expenses	2,306	29,599	8,911
Valuation allowance, Deductions	(2,420)	(17,894)	(6,158)
Valuation allowance, Balance at End of Period	$ 35,174	$ 35,288	$ 23,583